Cover	Oct. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2026
Entity File Number	001-42884
Entity Registrant Name	APTERA MOTORS CORP.
Entity Central Index Key	0001786471
Entity Tax Identification Number	83-4079594
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5818 El Camino Real
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008
City Area Code	(858)
Local Phone Number	371-3151
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B Common Stock, par value $0.0001 per share
Trading Symbol	SEV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false